                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                     811-3363

Exact name of registrant as specified in charter:       Delaware Group Limited-Term Government Funds

Address of principal executive offices:                 2005 Market Street
                                                        Philadelphia, PA 19103

Name and address of agent for service:                  Richelle S. Maestro, Esq.
                                                        2005 Market Street
                                                        Philadelphia, PA 19103

Registrant's telephone number, including area code:     (800) 523-1918

Date of fiscal year end:                                December 31

Date of reporting period:                               March 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE LIMITED - TERM GOVERNMENT FUND
---------------------------------------

March 31, 2005

                                                                                                       PRINCIPAL          MARKET
                                                                                                        AMOUNT             VALUE
AGENCY ASSET-BACKED SECURITIES- 3.53%
Fannie Mae Grantor Trust Series 2004-T4 A3 4.42% 8/25/24                                              $2,135,000         $2,124,663
oSLMA Student Loan Trust
   Series 1997-2 A2 3.439% 1/25/10                                                                       135,658            135,809
   Series 1997-4 A2 3.589% 10/25/10                                                                      198,704            200,663
   Series 2004-1 A1 2.74% 1/26/15                                                                      4,540,787          4,543,531
   Series 2004-5 A2 2.73% 4/25/14                                                                      2,860,000          2,862,377
   Series 2004-6 A2 2.74% 1/25/13                                                                        560,000            560,580
                                                                                                                        -----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $10,432,996)                                                                  10,427,623
                                                                                                                        ===========

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 19.04%
oCollateralized Mortgage Obligation Trust
   Series 38 A 3.70% 12/25/17                                                                            570,503            570,697
   Series 47 D 3.53% 9/1/18                                                                              349,977            350,202
oE.F. Hutton Trust III Series 1 Class A 3.84% 10/25/17                                                   230,438            230,672
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                     2,382,332          2,610,606
   Series 2001-T10 A1 7.00% 12/25/41                                                                     945,106            983,969
   Series 2002-T1 A2 7.00% 11/25/31                                                                      525,522            554,590
   Series 2003-T1 A 3.807% 11/25/12                                                                    1,248,602          1,227,107
Fannie Mae
   Series 1993-18 PK 6.50% 2/25/08                                                                     1,175,000          1,212,615
   Series 1993-71 PL 6.50% 5/25/08                                                                       655,104            668,297
   Series 1996-46 ZA 7.50% 11/25/26                                                                      801,546            848,106
   Series 2001-50 BA 7.00% 10/25/41                                                                      869,238            905,925
   Series 2005-1 KZ 5.00% 2/25/35                                                                      1,199,937          1,031,715
Fannie Mae Whole Loan
   Series 2002-W1 2A 7.50% 2/25/42                                                                       557,021            585,841
   Series 2003-W14 1A5 4.71% 9/25/43                                                                   4,787,465          4,798,799
   Series 2004-W3 A2 3.75% 5/25/34                                                                     1,335,000          1,318,520
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      632,233            650,676
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                          148,248            151,066
   Series 2480 EH 6.00% 11/15/31                                                                       1,491,418          1,507,978
   Series 2575 PT 4.50% 6/15/24                                                                        2,783,665          2,760,837
   Series 2902 LC 5.50% 12/15/17                                                                         930,000            946,827
   Series 2920 NB 5.00% 3/15/07                                                                        1,274,674          1,276,783
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                    2,743,125          2,641,080
Freddie Mac Structured Pass Through Securities
   Series T-42 A5 7.50% 2/25/42                                                                          200,531            211,615
   Series T-56 A2A 2.842% 7/25/36                                                                      3,036,353          3,012,420
   Series T-58 2A 6.50% 9/25/43                                                                        3,378,112          3,502,893
Freddie Mac-GNMA Series 21 J 6.25% 8/25/22                                                                29,939             29,907
GNMA
   Series 2002-28 B 5.779% 7/16/24                                                                     6,000,000          6,245,043
   Series 2002-61 BA 4.648% 3/16/26                                                                    3,000,000          2,996,987
   Series 2003-43 B 4.374% 4/16/33                                                                     5,000,000          4,866,283
   Series 2003-72 C 4.86% 2/16/30                                                                      2,500,000          2,497,809
   Series 2003-78 B 5.11% 10/16/27                                                                     5,000,000          5,034,454
                                                                                                                        -----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $56,593,424)                                                      56,230,319
                                                                                                                        ===========

AGENCY MORTGAGE-BACKED SECURITIES- 38.93%
Fannie Mae
   4.50% 3/1/14                                                                                        2,905,192          2,877,048
   4.92% 5/1/13                                                                                        3,865,000          3,873,455
   5.50% 5/15/09                                                                                       1,444,502          1,478,809
   6.215% 6/1/08                                                                                       1,252,576          1,303,853
   6.50% 8/1/17                                                                                          666,253            695,401
   6.52% 2/1/08                                                                                        2,733,262          2,849,426
   6.75% 10/1/07                                                                                       1,025,203          1,069,414
   6.765% 1/1/07                                                                                       2,516,173          2,594,803
   7.00% 11/15/16                                                                                      1,748,745          1,835,089
   7.41% 4/1/10                                                                                        4,862,913          5,387,195
   8.00% 8/15/07                                                                                         233,296            240,441
   9.00% 11/1/15                                                                                         268,956            288,119
   10.00% 10/1/30                                                                                        429,631            485,886
   10.50% 6/1/30                                                                                          91,590            104,097

oFannie Mae ARM
   3.731% 8/1/34                                                                                       1,540,379          1,536,560
   3.822% 12/1/33                                                                                      2,173,003          2,248,208
   4.937% 11/1/33                                                                                      3,719,311          3,683,903
Fannie Mae Balloon 7 yr
   4.00% 8/1/10                                                                                        2,611,980          2,561,373
   4.50% 11/1/10                                                                                       6,235,750          6,210,417
   5.00% 8/1/11                                                                                        3,596,622          3,625,845
Fannie Mae FHAVA
   7.25% 4/1/09                                                                                           18,066             18,778
   7.50% 3/1/25                                                                                           79,384             84,941
   8.50% 8/1/09                                                                                           17,742             18,629
   10.00% 1/1/19                                                                                          71,458             80,792
   11.00% 8/1/10 to 12/1/15                                                                              872,654            966,683
Fannie Mae GPM 11.00% 11/1/10                                                                             27,002             29,466
Fannie Mae Relocation 30 yr 5.00% 9/1/33                                                                 980,415            969,998
Fannie Mae S.F. 15 yr
   6.00% 12/1/08 to 6/1/17                                                                             3,964,492          4,082,582
   6.50% 8/1/08                                                                                            9,369              9,682
   7.50% 4/1/11                                                                                           27,405             28,827
   8.00% 10/1/09 to 10/1/14                                                                              713,496            745,210
   8.50% 3/1/08                                                                                           53,101             53,898
Fannie Mae S.F. 15 yr TBA
   5.00% 3/1/35                                                                                          425,000            424,734
   5.50% 4/1/20                                                                                        1,290,000          1,314,591
Fannie Mae S.F. 20 yr 6.50% 2/1/22                                                                       824,807            860,119
Fannie Mae S.F. 30 yr
   5.00% 3/1/34 to 3/1/35                                                                              2,155,167          2,111,386
   5.50% 3/1/29 to 4/1/29                                                                              2,488,305          2,503,857
   7.00% 8/1/32 to 9/1/32                                                                                860,416            907,739
   7.50% 12/1/10 to 11/1/31                                                                              542,268            574,259
   8.00% 6/1/07 to 5/1/24                                                                              1,169,306          1,263,251
   8.50% 11/1/07 to 8/1/17                                                                               683,040            723,133
   9.00% 8/1/22                                                                                          776,647            847,759
   9.25% 7/1/08 to 3/1/20                                                                                149,452            162,560
   10.00% 2/1/25                                                                                       1,596,552          1,808,344
   11.00% 7/1/12 to 8/1/20                                                                               389,990            431,203
   11.50% 11/1/16                                                                                        181,620            205,855
   12.50% 2/1/11                                                                                           4,516              4,963
   13.00% 7/1/15                                                                                          49,206             54,988
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35 to 5/1/35                                                                              2,460,000          2,401,116
   5.50% 5/1/33                                                                                        2,975,000          2,979,648
   6.00% 7/1/35                                                                                        2,870,000          2,933,678
   6.50% 6/1/30                                                                                        5,400,000          5,604,187
Freddie Mac
   6.50% 6/17/14 to 3/1/16                                                                             1,562,377          1,615,460
   9.00% 3/17/08                                                                                          20,755             21,560
oFreddie Mac ARM
   3.731% 4/1/34                                                                                         868,941            881,161
   3.744% 4/1/33                                                                                       2,496,008          2,573,731
Freddie Mac Balloon 5 yr 4.00% 3/1/08 to 8/1/08                                                        3,428,559          3,403,916
Freddie Mac Balloon 7 yr
   4.50% 12/1/10                                                                                       1,659,335          1,654,668
   6.00% 4/1/09                                                                                           94,833             96,582
Freddie Mac FHAVA
   8.00% 3/1/08                                                                                           56,343             58,068
   8.50% 1/1/09                                                                                           28,494             30,074
   9.50% 2/1/10                                                                                           81,190             84,818
   11.00% 2/1/14 to 11/1/15                                                                               28,889             31,525
Freddie Mac Relocation 15 yr 3.50% 9/1/18 to 10/1/18                                                   5,550,411          5,191,369
Freddie Mac Relocation 30 yr
   5.00% 9/1/33                                                                                        3,583,680          3,548,963
   6.50% 10/1/30                                                                                           6,003              6,266

Freddie Mac S.F. 15 yr
   6.00% 10/1/10                                                                                          38,096             39,286
   6.50% 11/1/09 to 6/1/11                                                                                87,723             91,463
   7.50% 4/1/11                                                                                          131,429            137,959
   8.00% 7/1/16                                                                                          452,443            478,034
   9.00% 10/1/06                                                                                           5,254              5,342
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                    2,793,582          2,823,264
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                       1,881,285          1,982,992
   8.00% 10/1/07 to 7/1/11                                                                             1,281,497          1,329,417
   8.25% 3/1/09                                                                                          227,654            234,057
   8.50% 12/1/08 to 11/1/10                                                                              252,764            262,501
   8.75% 5/1/10                                                                                           92,772             97,903
   9.00% 6/1/09 to 9/1/30                                                                              1,110,099          1,225,559
   9.50% 6/1/16                                                                                           16,465             17,427
   9.75% 12/1/08                                                                                          23,699             25,092
   11.00% 11/1/19 to 6/1/20                                                                               43,388             48,227
   11.50% 4/1/11 to 3/1/16                                                                               739,242            838,503
Freddie Mac Tiered Payment 9.50% 11/1/05                                                                  39,242             41,008
GNMA I Buydown 30 yr 10.50% 11/15/15                                                                     101,857            114,717
GNMA I GPM
   11.00% 7/15/10                                                                                         25,521             27,882
   11.50% 4/15/10                                                                                         18,490             20,362
   12.00% 10/15/10                                                                                        10,397             11,488
   12.25% 1/15/14                                                                                         19,761             22,108
GNMA I Mobile Home 6.50% 9/15/10                                                                          33,377             34,733
GNMA I S.F. 15 yr
   6.00% 2/15/09 to 6/15/09                                                                              394,453            406,492
   7.50% 7/15/10 to 9/15/10                                                                              420,984            436,222
   9.00% 11/15/06                                                                                         13,884             14,092
GNMA I S.F. 30 yr
   6.00% 4/15/33                                                                                         771,059            793,227
   7.00% 5/15/28                                                                                         810,918            859,066
   7.50% 12/15/23 to 12/15/31                                                                            986,625          1,061,126
   8.00% 6/15/30                                                                                          31,030             33,464
   9.00% 10/15/09 to 2/15/17                                                                             265,204            283,182
   9.50% 6/15/16 to 11/15/17                                                                              92,346            102,181
   11.00% 12/15/09 to 5/15/20                                                                            419,141            465,033
   11.50% 7/15/15                                                                                         12,094             13,564
GNMA II GPM 9.75% 12/20/16 to 9/20/17                                                                     23,354             25,895
GNMA II S.F. 15 yr 7.50% 3/20/09                                                                          28,779             29,957
GNMA II S.F. 30 yr
   9.50% 11/20/20 to 11/20/21                                                                            316,311            351,479
   10.50% 6/20/20                                                                                          7,725              8,787
   11.00% 9/20/15 to 10/20/15                                                                            156,741            173,625
   11.50% 12/20/17 to 10/20/18                                                                            91,637            102,674
   12.00% 4/20/14 to 5/20/16                                                                             342,048            383,758
   12.50% 10/20/13 to 1/20/14                                                                            135,572            152,621
                                                                                                                        -----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $115,849,421)                                                             114,960,128
                                                                                                                        ===========

AGENCY OBLIGATIONS- 5.45%
Fannie Mae 5.00% 4/15/15                                                                               2,670,000          2,695,968
Federal Home Loan Bank
   3.50% 9/15/06                                                                                       2,575,000          2,560,650
   3.625% 2/16/07                                                                                      1,500,000          1,491,135
   4.875% 11/15/06                                                                                       115,000            116,772
Federal Home Loan Bank System Series 6T-9009 1 3.84% 11/25/09                                          2,292,901          2,233,783
^Financing Corporation Principal Strips PRN 2 5.019% 11/30/17                                          1,320,000            697,097
^Freddie Mac Principal Strip 3.57% 10/15/08                                                            6,630,000          5,693,805
^Residual Funding Principal Strip 5.122% 10/15/19                                                      1,240,000            598,822
                                                                                                                        -----------
TOTAL AGENCY OBLIGATIONS (COST $16,271,978)                                                                              16,088,032
                                                                                                                        ===========

ASSET BACKED SECURITIES- 6.51%
oAmerican Express Credit Account Master Trust Series 2003-3 A 2.92% 11/15/10                             500,000            501,138
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                                                        441,175            444,545
   Series 2001-D A4 4.41% 11/12/08                                                                       663,579            666,920
oBank One Issuance Trust Series 2003 A6 2.92% 2/15/11                                                  1,025,000          1,027,204
oChase Credit Card Master Trust Series 2002-1 A 2.91% 6/15/09                                            750,000            751,233
CIT Equipment Collateral Series 2005-VT1 A4 4.36% 11/20/12                                             1,535,000          1,535,921
Countrywide Asset-Backed Certificates Series 2004-S1 A2 3.872% 3/25/20                                   775,000            765,009

Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                        1,510,000          1,485,068
oGMAC Mortgage Corp Loan Trust Series 2004-HE5 A2 3.685% 9/25/34                                       2,400,000          2,375,003
Harley-Davidson Motorcycle Trust Series 2003-4 A1 1.47% 4/15/08                                          644,742            640,317
oNovastar Home Equity Loan Series 2004-4 A2B 3.19% 3/25/35                                             1,225,000          1,229,634
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/34                                      870,000            860,842
oResidential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                   755,000            752,073
Residential Asset Securities Series 1999-KS1 AI8 6.32% 4/25/30                                         1,957,418          1,971,844
#Sierra Receivables Funding Company 144A
   Series 2003-1A 3.09% 1/15/14                                                                          666,170            650,085
   Series 2003-2A A1 3.03% 12/15/15                                                                      577,187            567,392
Structured Asset Securities Capital I Series 2005-NC1 A2 3.92% 2/25/35                                 1,240,000          1,227,600
WFS Financial Owner Trust Series 2002-1 A4A 4.87% 9/20/09                                              1,747,178          1,760,804
                                                                                                                        -----------
TOTAL ASSET BACKED SECURITIES (COST $19,432,837)                                                                         19,212,632
                                                                                                                        ===========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.07%
Bank of America Commercial Mortgage Series 2005-1 A3 4.877% 11/10/42                                   1,575,000          1,582,921
oMerrill Lynch Mortgage Trust Series 2005-MKB2 A4 5.204% 9/12/42                                         275,000            276,509
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                               1,310,000          1,313,373
                                                                                                                        -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $3,176,799)                                                             3,172,803
                                                                                                                        ===========

CORPORATE BONDS- 3.02%
Banking - 0.22%
First Bank National Association 7.30% 8/15/05                                                            650,000            657,885
                                                                                                                        -----------
                                                                                                                            657,885
                                                                                                                        -----------
Brokerage - 0.51%
Merrill Lynch
   o4.056% 3/12/07                                                                                       500,000            495,825
   6.00% 2/17/09                                                                                         500,000            523,459
oMorgan Stanley 3.02% 11/24/06                                                                           490,000            490,818
                                                                                                                        -----------
                                                                                                                          1,510,102
                                                                                                                        -----------
Consumer Non-Cyclical - 0.41%
Kraft Foods 4.625% 11/1/06                                                                               400,000            402,772
Universal 6.50% 2/15/06                                                                                  790,000            805,428
                                                                                                                        -----------
                                                                                                                          1,208,200
                                                                                                                        -----------
Electric - 0.39%
FPL Group Capital 4.086% 2/16/07                                                                         115,000            114,769
Southern Capital Funding 5.30% 2/1/07                                                                  1,000,000          1,028,919
                                                                                                                        -----------
                                                                                                                          1,143,688
                                                                                                                        -----------
Financial/Other - 1.49%
#Berkshire Hathaway Finance 144A 4.125% 1/15/10                                                            5,000              4,883
o#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07                                                 4,400,000          4,400,000
                                                                                                                          4,404,883
                                                                                                                        -----------
TOTAL CORPORATE BONDS (COST $9,022,620)                                                                                   8,924,758
                                                                                                                        ===========

MUNICIPAL BONDS- 0.46%
oArizona Educational Loan Marketing Corporation Series 2004-A A1 3.01% 12/1/13                           527,333            527,828
oMassachusetts State Special Obligation Revenue Loan
   3.70% 6/1/22 (FSA)                                                                                    750,000            836,257
                                                                                                                        -----------
TOTAL MUNICIPAL BONDS (COST $1,359,072)                                                                                   1,364,085
                                                                                                                        ===========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 8.64%
Bank of America Alternative Loan Trust Series 2004-11 1CB1 6.00% 12/25/34                              2,142,529          2,181,885
oBank of America Mortgage Securities Series 2004-E 1A1 3.53% 6/25/34                                   1,055,757          1,044,549
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                    710,000            709,360
oCountrywide Home Loan Mortgage Pass Through Trust Series 2001-HYB2 3A1 5.412%
   9/19/31                                                                                               368,617            369,212
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                   1,084,334          1,120,413
   Series 2004-1 3A1 7.00% 2/25/34                                                                       472,016            487,614
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                            785,000            784,062
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                       1,616,678          1,657,766
#GSMPS Mortgage Loan Trust 144A
   Series 1998-2 A 7.75% 5/19/27                                                                         576,272            612,528
   Series 1999-3 A 8.00% 8/19/29                                                                       1,407,794          1,507,300
   Series 2005-RP1 A4 8.50% 1/25/35                                                                    1,602,660          1,744,968
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                          1,342,002          1,369,247
oJ.P. Morgan Mortgage Trust Series 2004-A5 4A2 4.85% 12/25/34                                            883,906            883,777
MASTR Reperforming Loan Trust Series 2005-1 1A5 8.00% 3/25/35                                          1,045,000          1,115,538
oNomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                                               920,000            917,493
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                     793,647            814,704
   Series 2004-SL4 A3 6.50% 7/25/32                                                                      753,746            775,635

Washington Mutual Alternative Mortgage Pass-Through Certificates
   Series 2005-1 5A2 6.00% 3/25/35                                                                       568,958            574,292
   Series 2005-1 6A2 6.50% 3/25/35                                                                       162,220            166,123
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                    1,559,462          1,533,449
   Series 2005-AR3 A1 4.66% 3/25/35                                                                    1,586,676          1,575,171
oWells Fargo Mortgage Backed Securities Trust
   Series 2004-DD 2A3 4.544% 1/25/35                                                                     835,000            831,706
   Series 2004-I 1A1 3.391% 7/25/34                                                                    2,727,123          2,745,657
                                                                                                                     --------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $25,753,700)                                                  25,522,449
                                                                                                                     ==============

U.S. TREASURY OBLIGATIONS- 13.93%
U.S. Treasury Bond 12.00% 8/15/13                                                                      1,930,000          2,409,335
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                      1,484,676          1,452,751
   1.625% 1/15/15                                                                                      2,306,882          2,273,540
   2.00% 1/15/14                                                                                       3,003,120          3,074,825
   @2.00% 7/15/14                                                                                      7,061,108          7,214,603
   3.00% 7/15/12                                                                                       1,564,311          1,722,153
   3.375% 1/15/07                                                                                      4,110,157          4,316,154
   4.25% 1/15/10                                                                                       3,037,485          3,458,663
U.S. Treasury Notes
   3.375% 2/28/07                                                                                      2,565,000          2,547,066
   3.375% 2/15/08                                                                                      3,000,000          2,955,939
   4.00% 3/15/10                                                                                       6,300,000          6,252,756
   4.00% 2/15/15                                                                                       3,585,000          3,445,522
                                                                                                                     --------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $41,613,338)                                                                       41,123,307
                                                                                                                     ==============

REPURCHASE AGREEMENTS- 4.80%
With BNP Paribas 2.60% 4/1/05 (dated 3/31/05, to be repurchased at $7,470,540 collateralized by $284,000 U.S. Treasury Bills due 7/28/05, market value
$281,221 and $7,424,000 U.S. Treasury Bills due 8/18/05,
market value $7,339,481)                                                                               7,470,000          7,470,000

With UBS Warburg 2.50% 4/1/05 (dated 3/31/05, to be repurchased at $6,694,465, collateralized by $838,000 U.S. Treasury Notes 6.75% due 5/15/05, market value
$863,497, $3,997,000 U.S. Treasury Notes 2.50% due 5/31/06 market value
$3,997,039 and $1,998,000 U.S. Treasury Notes 2.375% due 8/15/06,
market value $1,969,877)                                                                               6,694,000          6,694,000
                                                                                                                     --------------
TOTAL REPURCHASE AGREEMENTS (COST $14,164,000)                                                                           14,164,000
                                                                                                                      =============

TOTAL MARKET VALUE OF SECURITIES - 105.38%
   (cost $313,670,185)                                                                                                  311,190,136
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (5.38%)                                                (15,892,998)++
                                                                                                                     --------------
NET ASSETS APPLICABLE TO 35,173,800 SHARES OUTSTANDING - 100.00%                                                     $  295,297,138
                                                                                                                     ==============

^Zero coupon bond. The interest rate shown is the effective yield as of time of purchase. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 5 in "Notes." oVariable rate notes. The interest rate shown is the rate as of March 31, 2005. @Partially pledged as collateral for financial futures contracts.
++Of this amount, $25,651,467 represents payable for securities purchased as of March 31, 2005.



SUMMARY OF ABBREVIATIONS:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduate Payment Mortgage
PRN - Principal Only Strip S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To Be Announced
yr - year

The following futures contracts were outstanding at March 31, 2005:

FUTURES CONTRACTS(1)

                                                                                                          UNREALIZED
 CONTRACTS                                 NOTIONAL               NOTIONAL                              APPRECIATION
TO BUY (SELL)                           COST (PROCEEDS)            VALUE          EXPIRATION DATE      (DEPRECIATION)
-------------                           ---------------          ----------       ---------------       -------------
  19  U.S. Treasury 10 Year Notes        $2,077,004              $2,076,047           6/05                $   (957)
(130) U.S. Treasury   2 Year Notes      (26,986,483)            (26,895,781)          6/05                  90,702
(317) U.S. Treasury   5 Year Notes      (34,087,142)            (33,948,719)          6/05                 138,423
  54  U.S. Treasury Long Bond             6,085,985               6,014,250           6/05                 (71,735)
                                                                                                          --------
                                                                                                          $156,433
                                                                                                          ========

(1) See Note 3 in "Notes."

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Limited-Term Government Funds - Delaware Limited-Term Government Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are fair as determined in good faith under the direction of the Fund's Broad of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments               $313,684,866
                                            ------------
Aggregate unrealized appreciation                903,477
Aggregate unrealized depreciation             (3,360,800)
                                            ------------
Net unrealized depreciation                 $ (2,457,323)
                                            ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $26,969,464 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,442,127 expires in 2005, $5,505,504 expires in 2007, $5,888,621 expires in 2008 and
$6,133,212 expires in 2012.

3. FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. SWAP AGREEMENTS
During the period ended March 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At March 31, 2005 the Fund had no outstanding total return Swap Agreements.

5. CREDIT AND MARKET RISKS
The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories. The Fund invests in private-backed CMOs only if they are 100% collateralized at the time of issuance by securities or certificates issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 3.21% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-----------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
       ----------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Limited-Term Government Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 26, 2005
       ------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
       ------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
       ------------------------


MICHAEL P. BISHOF
-------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 26, 2005
       ------------------------